                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 06/30/2010

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Hugh Johnson Advisors LLC
Address: 80 State Street
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                         Albany NY                08/10/2010
----------------------------   --------------------------   --------------------
[Signature]                           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-11456               _______________

[Repeat as necessary.]


                                     Page 1

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         67

Form 13F Information Table Value Total:     133116
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28 -
02    28 -
03    28 -


                                     Page 2

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
QUANTITY CUSIP                   ISSUER           SYMBOL  PRICE    MARKET VALUE  CLASS DISCRETION VOTING AUTHORITY
-------- -----                   ------           ------ ------- --------------- ----- ---------- ----------------
  49516  002824100 ABBOTT LABS COM                  abt    46.78 $  2,316,358.48  Sole  Partial
  54941  025816109 AMERICAN EXPRESS COMPANY         axp     39.7 $  2,181,157.70  Sole  Partial
  24087  037411105 APACHE CORP                      apa    84.19 $  2,027,884.53  Sole  Partial
  36615  067383109 BARD C R INC                     bcr    77.53 $  2,838,760.95  Sole  Partial
 173120  17275R102 CISCO SYS INC COM               csco    21.31 $  3,689,187.20  Sole  Partial
  82025  189754104 COACH INC COM                    coh    36.55 $  2,998,013.75  Sole  Partial
  49164  194162103 COLGATE PALMOLIVE CO              cl    78.76 $  3,872,156.64  Sole  Partial
  38222  20825C104 CONOCOPHILLIPS COM               cop    49.09 $  1,876,317.98  Sole  Partial
  55800  237194105 DARDEN RESTAURANTS INC COM       dri    38.85 $  2,167,830.00  Sole  Partial
  71467  25459L106 DIRECTV COM CL A                 dtv    33.92 $  2,424,160.64  Sole  Partial
  34495  29358q109 ENSCO PLC SPONSORED ADR ISIN#U   esv    39.28 $  1,354,963.60  Sole  Partial
  47305  30231G102 EXXON MOBIL CORP COM             xom    57.07 $  2,699,696.35  Sole  Partial
  34609  354613101 FRANKLIN RESOURCES INC           ben    86.19 $  2,982,949.71  Sole  Partial
  18222  35671d857 FREEPORT MCMORAN COPPER & GOLD   fcx    59.13 $  1,077,466.86  Sole  Partial
  22554  369550108 GENERAL DYNAMICS CORP COM         gd    58.56 $  1,320,762.24  Sole  Partial
 180315  369604103 GENERAL ELECTRIC CO COM           ge    14.42 $  2,600,142.30  Sole  Partial
  36055  413875105 HARRIS CORP DEL                  hrs    41.65 $  1,501,690.75  Sole  Partial
  66247  459200101 HASBRO INC                       has     41.1 $  2,722,751.70  Sole  Partial
  51080  428236103 HEWLETT PACKARD CO COM           hpq    43.28 $  2,210,742.40  Sole  Partial
  35588  464287440 INTERNATIONAL BUSINESS MACHS C   ibm   123.48 $  4,394,406.24  Sole  Partial
  11541  464287457 ISHARES TR BARCLAYS 1-3 YR TRE   shy    84.12 $    970,828.92  Sole  Partial
   2840  464287705 ISHARES TR BARCLAYS 3-7 YR TRE   iei   115.33 $    327,537.20  Sole  Partial
    125  464287440 ISHARES TR BARCLAYS 7-10 YR TR   ief    95.67 $     11,958.75  Sole  Partial
  34152  464287226 ISHARES TR BARCLAYS AGGREGATE    agg   107.25 $  3,662,802.00  Sole  Partial
  30910  464288638 ISHARES TR BARCLAYS INTER CR B   ciu    105.3 $  3,254,823.00  Sole  Partial
  14305  464288612 ISHARES TR BARCLAYS INTER GOVT   gvi   108.59 $  1,553,379.95  Sole  Partial
    122  464287176 ISHARES TR BARCLAYS TIPS BD FD   tip   106.91 $     13,043.02  Sole  Partial
   8030  464287713 ISHARES TR DOW JONES US TELECO   iyz    18.66 $    149,839.80  Sole  Partial
  50780  464287721 ISHARES TR DOW JONES USTECHNOL   iyw     51.6 $  2,620,248.00  Sole  Partial
   2290  464287242 ISHARES TR IBOXX USD INVT GRAD   lqd   108.46 $    248,373.40  Sole  Partial
 120104  464287465 ISHARES TR MSCI EAFE INDEX FD    efa    46.51 $  5,586,037.04  Sole  Partial
   2249  464287655 ISHARES TR S&P 500/ GROWTHINDE   ivw    52.94 $    119,062.06  Sole  Partial
   4386  464287408 ISHARES TR S&P 500/ VALUEINDEX   ive    49.66 $    217,808.76  Sole  Partial
    377  464287606 ISHARES TR S&P MIDCAP400/ VALU   ijj    64.11 $     24,169.47  Sole  Partial
    604  464287804 ISHARES TR S&P MIDCAP400/GROWT   ijk    76.88 $     46,435.52  Sole  Partial
 156439  464287879 ISHARES TR S&P SMALLCAP 600 IN   ijr    54.14 $  8,469,607.46  Sole  Partial
    219  464287408 ISHARES TR S&P SMALLCAP600/ GR   ijt    56.94 $     12,469.86  Sole  Partial
    395  464287887 ISHARES TR S&P SMALLCAP600/ VA   ijs    57.21 $     22,597.95  Sole  Partial
  26846  478160104 JOHNSON & JOHNSON COM            jnj    59.06 $  1,585,524.76  Sole  Partial
  85600  46625H100 JP MORGAN CHASE & CO COM ISIN#   jpm    36.61 $  3,133,816.00  Sole  Partial
 168582  68389X105 ORACLE CORP COM                 orcl    21.46 $  3,617,769.72  Sole  Partial
  33102  713448108 PEPSICO INC                      pep    60.95 $  2,017,566.90  Sole  Partial
  55181  81369Y886 SECTOR SPDR TR SHS BEN INT UTI   xlu    28.26 $  1,559,415.06  Sole  Partial
  24550  81369y308 SECTOR SPDR TR SHS BENINT CONS   xlp     25.5 $    626,025.00  Sole  Partial
  11420  81369y506 SECTOR SPDR TR SHS BENINT ENER   xle    49.68 $    567,345.60  Sole  Partial
  64465  81369y605 SECTOR SPDR TR SHS BENINT FINA   xlf    13.81 $    890,261.65  Sole  Partial
  54320  81369y704 SECTOR SPDR TR SHS BENINT INDU   xli    27.43 $  1,489,997.60  Sole  Partial
  90967  81369Y100 SELECT SECTOR SPDR FD MATERIAL   xlb    28.37 $  2,580,733.79  Sole  Partial
  50715  81369y407 SELECT SECTOR SPDR TRCONSUMER    xly    29.13 $  1,477,327.95  Sole  Partial
  23015  81369y209 SELECT SECTOR SPDR TRHEALTH CA   xlv     28.2 $    649,023.00  Sole  Partial
  78028  78462F103 SPDR S&P 500 ETF TR TR UNIT      spy   103.22 $  8,054,050.16  Sole  Partial
 134100  78467y107 SPDR S&P MIDCAP 400 ETF TR UNI   mdy   129.16 $ 17,320,356.00  Sole  Partial
  36905  790849103 ST JUDE MEDICAL INC              stj    36.09 $  1,331,901.45  Sole  Partial
  21815  898349105 TRUSTCO BK CORP NY              trst      5.6 $    122,164.00  Sole  Partial
  25625  907818108 UNION PACIFIC CORP COM           unp    69.51 $  1,781,193.75  Sole  Partial
  55740  913017109 UNITED TECHNOLOGIES CORP COM     utx    64.91 $  3,618,083.40  Sole  Partial
  10115  921937835 VANGUARD BOND INDEX FUND INC     bnd    81.38 $    823,158.70  Sole  Partial
   2450  922908769 VANGUARD INDEX FDS VANGUARDTOT   vti    52.56 $    128,772.00  Sole  Partial
    595  922042775 VANGUARD INTL EQUITY INDEXFD I   veu    38.38 $     22,836.10  Sole  Partial
   2956  921910816 Vanguard Mega Cap 300 Gr Index   mgk    37.92 $    112,091.52  Sole  Partial
   6421  921910840 Vanguard Mega Cap 300 Value In   mgv    32.57 $    209,131.97  Sole  Partial
    949  922908538 Vanguard Mid-Cap Growth ETF      vot    46.91 $     44,517.59  Sole  Partial
    537  922908512 Vanguard Mid-Cap Value ETF       voe    43.81 $     23,525.97  Sole  Partial
    199  922908595 Vanguard Small Cap Growth ETF    vbk    58.87 $     11,715.13  Sole  Partial
    382  922908611 Vanguard Small Cap Value ETF     vbr     53.9 $     20,589.80  Sole  Partial
  41737  92343V104 VERIZON COMMUNICATIONS COM        vz    28.02 $  1,169,470.74  Sole  Partial
  32431  931142103 WAL MART STORES INC              wmt    48.07 $  1,558,958.17  Sole  Partial
                                                                 $133,115,745.66